RELATED PARTY TRANSACTIONS (Detail Textuals)		1 Months Ended			9 Months Ended		12 Months Ended
	Jan. 02, 2018 USD ($) shares	Jan. 26, 2018 USD ($) Individual $ / shares shares	Sep. 20, 2017 Director shares	Nov. 18, 2016 shares	May 31, 2018 USD ($) Director	May 31, 2017 USD ($)	Aug. 31, 2017 USD ($) RelatedParty $ / shares shares	Aug. 31, 2016 USD ($)	Jun. 30, 2017 $ / shares
Related Party Transaction [Line Items]
Advance from related party					$ 18,472	$ 3,274	$ 24,585	$ 4,450
Due to related party					2,700		862	$ 4,450
Repayments to related party					16,602
Loan forgiven by previous majority shareholder						$ 16,856	16,856
Common shares issued for services to related parties	$ 126,000						3,332
Number of related parties | Individual		2
Number of shares issued for services | shares	120,000
Purchase price per share | $ / shares		$ 0.65							$ 1.00
Exercise price of warrants | $ / shares		$ 1.50
Stock based compensation							3,332
Number Of Directors | Director			2
Related party transaction expense incurred by president on behalf of company					1,040
Number of share issue for common stock | shares			100,000
Common stock vesting period			4 years
Company received amount for issuance of shares		$ 65,000
Number of issuance of common shares | shares		99,999
Issuance of warrants | shares		99,999
Period of expiry		5 years
Subscription Agreement
Related Party Transaction [Line Items]
Common shares issued for services to related parties							$ 150,000
Number of related parties | RelatedParty							2
Number of shares issued for services | shares							375,000
Purchase price per share | $ / shares							$ 0.40
Number of warrants | shares							375,000
Exercise price of warrants | $ / shares							$ 1.00
Warrant expiration term							5 years
Former President, and current Senior Vice President, European Operations
Related Party Transaction [Line Items]
Due to related party					798		$ 0
Rent Expense paid on behalf of company					17,432		3,074
Repayments to related party					16,602
Additional borrowings from previous majority shareholder							12,406
President
Related Party Transaction [Line Items]
Advance from related party							9,105
Due to related party					1,902		862
Repayments to related party							$ 8,243
Senior Vice President, European Operations
Related Party Transaction [Line Items]
Number of shares transferred by former President | shares				6,000,000
Members of board of directors
Related Party Transaction [Line Items]
Stock based compensation					$ 42,751
Number Of Directors | Director					5
Mr. Gregory Gorgas
Related Party Transaction [Line Items]
Annual base salary		$ 125,000
Payment of salary					$ 43,590
Payments for reimbursement					$ 39,656